CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current assets:
Short-term financing receivables, net of allowance for credit losses	¥ 139,427	¥ 131,558
Accounts receivable and contract assets, net of allowance for credit losses	2,088,478	2,151,271
Non-current assets:
Long-term financing receivables, net of allowance for credit losses	0	204
Current liabilities
Accounts payable	5,843,321	6,008,765
Amounts due to related parties	425,685	584,078
Employee compensation and welfare payable	9,365,512	9,834,247
Customer deposits payable	4,194,828	4,181,337
Income taxes payable	542,290	567,589
Short-term borrowings	619,000	260,000
Lease liabilities current portion	4,972,345	2,752,795
Short-term funding debts		194,200
Contract liabilities	3,260,269	1,101,929
Accrued expenses and other current liabilities	4,118,068	3,451,197
Non-current liabilities
Deferred tax liabilities	351,186	22,920
Lease liabilities non-current portion	¥ 6,599,930	¥ 4,302,934
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	25,000,000,000	25,000,000,000
Class A ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	24,114,698,720	24,114,698,720
Ordinary shares, shares issued | shares	3,601,547,279	2,705,911,235
Ordinary shares, shares outstanding | shares	3,601,547,279	2,705,911,235
Class B ordinary shares
KE Holdings Inc. shareholders' equity:
Ordinary shares, shares authorized | shares	885,301,280	885,301,280
Ordinary shares, shares issued | shares	156,426,896	885,301,280
Ordinary shares, shares outstanding | shares	156,426,896	885,301,280
VIE
Current liabilities
Accounts payable	¥ 62,910	¥ 61,836
Amounts due to related parties	822	142,723
Employee compensation and welfare payable	386,874	404,715
Customer deposits payable	2,915,103	3,407,217
Income taxes payable	50,383	37,308
Short-term borrowings	0	0
Lease liabilities current portion	369	9,618
Short-term funding debts	0	194,200
Contract liabilities	5,572	7,590
Accrued expenses and other current liabilities	199,443	197,900
Non-current liabilities
Deferred tax liabilities	4,483	4,483
Lease liabilities non-current portion	¥ 23	¥ 3,416